                               [NATIONWIDE LOGO]



                                  NATIONWIDE(R)

                              VL SEPARATE ACCOUNT-A

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO





FHL-150-R(12/99)

                               [NATIONWIDE LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                             ONE NATIONWIDE PLAZA,
                           COLUMBUS, OHIO 43215-2220

                              PRESIDENT'S MESSAGE

                           [Joseph J. Gasper's Photo]


We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VL Separate Account-A.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999



ASSETS:

   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         175 shares (cost $1,127) ..............................................   $     1,259
      American Century VP - American Century VP Balanced (ACVPBal)
         48,162 shares (cost $351,008) .........................................       375,180
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         7,582 shares (cost $101,183) ..........................................       112,519
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         39,027 shares (cost $271,875) .........................................       312,215
      American Century VP - American Century VP International (ACVPInt)
         411,083 shares (cost $3,388,794) ......................................     5,138,541
      American Century VP - American Century VP Value (ACVPValue)
         301,635 shares (cost $2,038,832) ......................................     1,794,729
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         2,971 shares (cost $109,924) ..........................................       116,063
      Dreyfus Stock Index Fund (DryStkIx)
         373,933 shares (cost $12,127,432) .....................................    14,377,711
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         299,443 shares (cost $11,292,098) .....................................    11,938,808
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         14,855 shares (cost $331,283) .........................................       378,498
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         94,445 shares (cost $2,283,878) .......................................     2,428,169
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         33,903 shares (cost $1,594,701) .......................................     1,862,269
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         115,310 shares (cost $1,305,478) ......................................     1,304,157
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         51,349 shares (cost $998,102) .........................................     1,409,012
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         441,592 shares (cost $7,574,286) ......................................     8,244,519
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         38,780 shares (cost $1,008,431) .......................................     1,130,444
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         62,939 shares (cost $1,402,801) .......................................     1,457,028
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         13,324 shares (cost $91,147) ..........................................        92,067
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         98,715 shares (cost $2,536,420) .......................................     2,537,971

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         450,774 shares (cost $5,072,682) ............................     4,863,855
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         2,004,894 shares (cost $2,004,894) ..........................     2,004,894
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         230,678 shares (cost $2,429,166) ............................     2,242,194
      Nationwide SAT - Small Company Fund (NSATSmCo)
         69,766 shares (cost $1,175,390) .............................     1,543,216
      Nationwide SAT - Total Return Fund (NSATTotRe)
         30,236 shares (cost $562,323) ...............................       568,732
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         840 shares (cost $13,119) ...................................        17,544
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         107,748 shares (cost $2,714,946) ............................     4,015,778
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         675 shares (cost $10,476) ...................................        10,698
      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         378,565 shares (cost $5,040,396) ............................     5,012,199
      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         213,303 shares (cost $4,093,519) ............................     4,189,273
      Oppenheimer VAF - Bond Fund (OppBdFd)
         89,027 shares (cost $1,027,220) .............................     1,025,587
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         37,549 shares (cost $942,600) ...............................     1,254,502
      Oppenheimer VAF - Growth Fund (OppGro)
         56,575 shares (cost $2,276,701) .............................     2,819,702
      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         5 shares (cost $90) .........................................            92
      Strong Opportunity Fund II, Inc. (StOpp2)
         187,909 shares (cost $4,127,659) ............................     4,883,751
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         56,088 shares (cost $706,400) ...............................       918,165
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         120 shares (cost $1,284) ....................................         1,285
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         32,699 shares (cost $384,238) ...............................       466,292
      Van Kampen LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         16,123 shares (cost $209,098) ...............................       199,440
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         43,530 shares (cost $618,114) ...............................       726,948
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         135,864 shares (cost $2,061,671) ............................     3,559,640
                                                                         -----------
            Total assets .............................................    95,334,946

ACCOUNTS PAYABLE .....................................................        16,443
                                                                         -----------

CONTRACT OWNERS' EQUITY (NOTE 7) .....................................   $95,318,503
                                                                         ===========

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                        Total                                               ACVPAdv
                                       ---------------------------------------------       -------------------------------------
                                               1999            1998            1997            1999            1998         1997
                                       ------------      ----------         -------           -----         -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $  1,543,056         646,514           8,040             259           9,771        5,992
  Mortality and expense charges
     (note 3) ......................       (467,727)       (151,794)           (795)            (28)            (71)        (645)
                                       ------------      ----------         -------           -----         -------      -------
     Net investment activity .......      1,075,329         494,720           7,245             231           9,700        5,347
                                       ------------      ----------         -------           -----         -------      -------
  Proceeds from mutual fund
     shares sold ...................     60,541,280      35,415,399          33,699         517,544           1,525          377
  Cost of mutual funds sold ........    (57,895,551)    (35,903,585)        (28,831)       (387,125)         (1,311)        (315)
                                       ------------      ----------         -------           -----         -------      -------
     Realized gain (loss)
       on investments ..............      2,645,729        (488,186)          4,868         130,419             214           62
  Change in unrealized gain (loss)
     on investments ................      7,719,292       3,222,056          29,307        (120,040)         27,703       22,147
                                       ------------      ----------         -------           -----         -------      -------
     Net gain (loss) on investments      10,365,021       2,733,870          34,175          10,379          27,917       22,209
                                       ------------      ----------         -------           -----         -------      -------
  Reinvested capital gains .........      1,809,923         149,622          23,407             616          36,765       21,011
                                       ------------      ----------         -------           -----         -------      -------
       Net change in contract
          owners' equity resulting
          from operations ..........     13,250,273       3,378,212          64,827          11,226          74,382       48,567
                                       ------------      ----------         -------           -----         -------      -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............     38,247,054      47,374,274          14,070             194           1,158        2,047
  Transfers between funds ..........           --              --              --              --              --           --
  Surrenders .......................     (2,523,443)        (18,421)        (23,075)       (517,336)           --           --
  Death benefits (note 4) ..........           --           (25,069)           --              --              --           --
  Policy loans (net of repayments)
     (note 5) ......................         (2,095)         (9,541)         13,620            --              --           --
  Deductions for surrender charges
     (note 2d) .....................         (1,788)           --            (4,334)             (7)           --           --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............     (3,028,552)     (1,853,909)         (8,935)           (262)         (1,563)        --
                                       ------------      ----------         -------           -----         -------      -------
       Net equity transactions .....     32,691,176      45,467,334          (8,654)       (517,411)           (405)       2,047
                                       ------------      ----------         -------           -----         -------      -------
Net change in contract owners' equity    45,941,449      48,845,546          56,173        (506,185)         73,977       50,614
Contract owners' equity
  beginning of period ..............     49,377,054         531,508         475,335         507,448         433,471      382,857
                                       ------------      ----------         -------           -----         -------      -------
Contract owners' equity end of period  $ 95,318,503      49,377,054         531,508           1,263         507,448      433,471
                                       ============      ==========         =======           =====         =======      =======

                                                    ACVPBal
                                       -------------------------------
                                          1999            1998    1997
                                       -------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends .............     3,300            --      --
  Mortality and expense charges
     (note 3) ......................    (1,866)           (923)   --
                                       -------         -------
     Net investment activity .......     1,434            (923)   --
                                       -------         -------
  Proceeds from mutual fund
     shares sold ...................   102,236          96,716    --
  Cost of mutual funds sold ........  (100,010)        (93,298)   --
                                       -------         -------
     Realized gain (loss)
       on investments ..............     2,226           3,418    --
  Change in unrealized gain (loss)
     on investments ................     8,524          15,647    --
                                       -------         -------
     Net gain (loss) on investments     10,750          19,065    --
                                       -------         -------
  Reinvested capital gains .........    22,770            --      --
                                       -------         -------
       Net change in contract
          owners' equity resulting
          from operations ..........    34,954          18,142    --
                                       -------         -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............   220,936         267,848    --
  Transfers between funds ..........   (87,225)        (55,648)   --
  Surrenders .......................      --              --      --
  Death benefits (note 4) ..........      --              --      --
  Policy loans (net of repayments)
     (note 5) ......................      --              --      --
  Deductions for surrender charges
     (note 2d) .....................      --              --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............   (12,365)        (11,523)   --
                                       -------         -------
       Net equity transactions .....   121,346         200,677    --
                                       -------         -------
Net change in contract owners' equity  156,300         218,819    --
Contract owners' equity
  beginning of period ..............   218,819            --      --
                                       -------         -------
Contract owners' equity end of period  375,119         218,819    --
                                       =======         =======

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997



                                                   ACVPCapAp                      ACVPIncGr                     ACVPInt
                                       -------------------------------  ----------------------    -------------------------------
                                          1999          1998    1997       1999    1998   1997         1999          1998    1997
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
INVESTMENT ACTIVITY:
  Reinvested dividends ................$     --          --       --           2    --     --           --            --      --
  Mortality and expense charges
     (note 3) .........................      (117)       (422)   --       (1,162)   --     --        (12,097)         (134)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Net investment activity ..........      (117)       (422)   --       (1,160)   --     --        (12,097)         (134)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
  Proceeds from mutual fund
     shares sold ......................   135,273     279,714    --       32,615    --     --        174,880       126,140    --
  Cost of mutual funds sold ...........  (125,379)   (276,016)   --      (30,090)   --     --       (151,346)     (131,696)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Realized gain (loss)
       on investments .................     9,894       3,698    --        2,525    --     --         23,534        (5,556)   --
  Change in unrealized gain (loss)
     on investments ...................    (3,922)     15,258    --       40,340    --     --      1,744,161         5,586    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
     Net gain (loss) on investments ...     5,972      18,956    --       42,865    --     --      1,767,695            30    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
  Reinvested capital gains ............      --           130    --         --      --     --           --            --      --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
       Net change in contract
          owners' equity resulting
          from operations .............     5,855      18,664    --       41,705    --     --      1,755,598          (104)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................    29,308     336,228    --      260,281    --     --        193,929        24,566    --
  Transfers between funds .............   (46,988)   (223,889)   --       16,645    --     --      3,176,046        34,693    --
  Surrenders ..........................      --          --      --         --      --     --           --            --      --
  Death benefits (note 4) .............      --          --      --         --      --     --           --            (550)   --
  Policy loans (net of repayments)
     (note 5) .........................      --          --      --         --      --     --           --            --      --
  Deductions for surrender charges
     (note 2d) ........................      --          --      --         --      --     --           --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ................    (1,564)     (5,109)   --       (6,446)   --     --        (43,651)       (1,674)   --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
       Net equity transactions ........   (19,244)    107,230    --      270,480    --     --      3,326,324        57,035    --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
Net change in contract owners' equity..   (13,389)    125,894    --      312,185    --     --      5,081,922        56,931    --
Contract owners' equity
  beginning of period .................   125,894        --      --         --      --     --         56,931          --      --
                                       ----------     -------  -------  --------  ------ ------   ----------       -------  -----
Contract owners' equity end of period..$  112,505     125,894    --      312,185    --     --      5,138,853        56,931    --
                                       ==========     =======  =======  ========  ====== ======   ==========       =======  =====


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                  ACVPValue                   DrySRGro                         DryStkIx
                                       ---------------------------    ------------------------     -------------------------------
                                          1999         1998   1997      1999     1998    1997        1999            1998    1997
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $     1,140        16    --         14       484    --         119,373         50,776    --
  Mortality and expense charges
     (note 3) ......................        (6,307)     (294)   --     (2,333)     (754)   --         (60,870)       (18,196)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Net investment activity .......        (5,167)     (278)   --     (2,319)     (270)   --          58,503         32,580    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
  Proceeds from mutual fund
     shares sold ...................       248,387     6,438    --    964,522     6,526    --       2,420,771        435,823    --
  Cost of mutual funds sold ........      (269,793)   (7,114)   --   (855,935)   (6,519)   --      (2,055,892)      (441,804)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Realized gain (loss)
       on investments ..............       (21,406)     (676)   --    108,587         7    --         364,879         (5,981)   --
  Change in unrealized gain (loss)
     on investments ................      (245,409)    1,306    --    (30,786)   36,926    --       1,474,439        775,840    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
     Net gain (loss) on investments       (266,815)      630    --     77,801    36,933    --       1,839,318        769,859    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
  Reinvested capital gains .........        10,801       184    --      3,864    10,865    --         107,483          9,613    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ..........      (261,181)      536    --     79,346    47,528    --       2,005,304        812,052    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............        47,204   114,633    --    294,591   179,953    --       3,585,926      2,697,202    --
  Transfers between funds ..........     1,931,098    (6,576)   --   (548,749)   98,530    --       2,458,300      3,507,438    --
  Surrenders .......................          --        --      --       --        --      --            --             --      --
  Death benefits (note 4) ..........          --        --      --       --        --      --            --             --      --
  Policy loans (net of repayments)
     (note 5) ......................          --        --      --       --        --      --            --             --      --
  Deductions for surrender charges
     (note 2d) .....................          --        --      --       --        --      --            --             --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............       (26,242)   (4,585)   --    (24,003)  (10,961)   --        (465,958)      (226,241)   --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
       Net equity transactions .....     1,952,060   103,472    --   (278,161)  267,522    --       5,578,268      5,978,399    --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
Net change in contract owners' equity    1,690,879   104,008    --   (198,815)  315,050    --       7,583,572      6,790,451    --
Contract owners' equity
  beginning of period ..............       104,008      --      --    315,050      --      --       6,790,451           --      --
                                       -----------   -------  ----    -------   -------  -----     ----------      ---------  ----
Contract owners' equity end of period  $ 1,794,887   104,008    --    116,235   315,050    --      14,374,023      6,790,451    --
                                       ===========   =======  ====    =======   =======  =====     ==========      =========  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                   DryCapAp                    DryGrInc                         FidVIPEI
                                       -----------------------------    ------------------------    -----------------------------
                                           1999         1998    1997      1999      1998    1997       1999         1998    1997
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
INVESTMENT ACTIVITY:
  Reinvested dividends .............   $     65,571     17,678    --       2,658     1,650    --       47,473         --      --
  Mortality and expense charges
     (note 3) ......................        (50,548)    (8,408)   --      (2,473)     (866)   --      (17,689)      (7,345)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Net investment activity .......         15,023      9,270    --         185       784    --       29,784       (7,345)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
  Proceeds from mutual fund
     shares sold ...................      2,170,840     56,858    --     258,487     5,500    --    2,069,120      873,277    --
  Cost of mutual funds sold ........     (1,803,486)   (58,027)   --    (221,590)   (6,178)   --   (1,874,177)    (900,730)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Realized gain (loss)
       on investments ..............        367,354     (1,169)   --      36,897      (678)   --      194,943      (27,453)   --
  Change in unrealized gain (loss)
     on investments ................        295,554    351,157    --      10,416    36,799    --     (146,379)     290,670    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
     Net gain (loss) on investments         662,908    349,988    --      47,313    36,121    --       48,564      263,217    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
  Reinvested capital gains .........         44,050          2    --      11,459        96    --      104,940         --      --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
       Net change in contract
          owners' equity resulting
          from operations ..........        721,981    359,260    --      58,957    37,001    --      183,288      255,872    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............        474,775  1,389,597    --     150,957   339,972    --    1,092,111    1,561,165    --
  Transfers between funds ..........      7,806,115  1,576,343    --    (169,895)   (1,551)   --   (1,815,409)   1,354,321    --
  Surrenders .......................           --         --      --        --        --      --         --           --      --
  Death benefits (note 4) ..........           --         --      --        --        --      --         --         (3,754)   --
  Policy loans (net of repayments)
     (note 5) ......................           --         --      --        --        --      --         --           --      --
  Deductions for surrender charges
     (note 2d) .....................           --         --      --        --        --      --         --           --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .............       (335,284)   (55,062)   --     (24,688)  (12,302)   --     (122,693)     (77,610)   --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
       Net equity transactions .....      7,945,606  2,910,878    --     (43,626)  326,119    --     (845,991)   2,834,122    --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
Net change in contract owners' equity     8,667,587  3,270,138    --      15,331   363,120    --     (662,703)   3,089,994    --
Contract owners' equity
  beginning of period ..............      3,270,138       --      --     363,120      --      --    3,089,994         --      --
                                       ------------  ---------  ----    --------  --------  ----    ---------    ---------  -----
Contract owners' equity end of period  $ 11,937,725  3,270,138    --     378,451   363,120    --    2,427,291    3,089,994    --
                                       ============  =========  ====    ========  ========  ====    =========    =========  =====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                    FidVIPGr                    FidVIPHI                         FidVIPOv
                                         -----------------------------  ------------------------------   -------------------------
                                            1999        1998     1997     1999            1998    1997     1999       1998    1997
                                         -----------  --------  ------  ---------        -------  ----   ---------   -------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       367       217     249     46,952           --      --      13,167      --      --
  Mortality and expense charges
     (note 3) ........................        (5,323)     (827)    (65)    (5,745)        (1,101)   --      (6,984)   (2,118)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Net investment activity .........        (4,956)     (610)    184     41,207         (1,101)   --       6,183    (2,118)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
  Proceeds from mutual fund
     shares sold .....................       807,316    40,958   9,806    803,286      1,614,239    --     471,599     8,873    --
  Cost of mutual funds sold ..........      (698,481)  (28,248) (6,287)  (787,262)    (1,742,660)   --    (425,114)   (9,390)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Realized gain (loss)
       on investments ................       108,835    12,710   3,519     16,024       (128,421)   --      46,485      (517)   --
  Change in unrealized gain (loss)
     on investments ..................       235,430    18,980   3,665    (22,830)        21,509    --     367,565    43,345    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
     Net gain (loss) on investments ..       344,265    31,690   7,184     (6,806)      (106,912)   --     414,050    42,828    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
  Reinvested capital gains ...........        23,057     5,679   1,112      1,755           --      --      21,237      --      --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       362,366    36,759   8,480     36,156       (108,013)   --     441,470    40,710    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       694,339    90,635   3,392    757,509        371,525    --     184,473   555,121    --
  Transfers between funds ............       686,483    31,354    (117)   144,079        209,922    --      (9,242)  249,878    --
  Surrenders .........................       (34,268)     --   (10,177)   (36,906)          --      --        --        --      --
  Death benefits (note 4) ............          --        --      --         --           (3,869)   --        --        --      --
  Policy loans (net of repayments)
     (note 5) ........................        (2,372)      546   3,798       --             --      --        --        --      --
  Deductions for surrender charges
     (note 2d) .......................           (30)     --    (1,911)       (33)          --      --        --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (37,486)   (9,764) (1,302)   (43,657)       (22,819)   --     (38,401)  (14,893)   --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
       Net equity transactions .......     1,306,666   112,771  (6,317)   820,992        554,759    --     136,830   790,106    --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
Net change in contract owners' equity.     1,669,032   149,530   2,163    857,148        446,746    --     578,300   830,816    --
Contract owners' equity
  beginning of period ................       192,030    42,500  40,337    446,746           --      --     830,816      --      --
                                         -----------  --------  ------  ---------        -------   ---   ---------   -------  ----
Contract owners' equity end of period.   $ 1,861,062   192,030  42,500  1,303,894        446,746    --   1,409,116   830,816    --
                                         ===========  ========  ======  =========        =======   ===   =========   =======  ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                      FidVIPAM                     FidVIPCon
                                         --------------------------------   ------------------------------
                                            1999             1998    1997      1999         1998     1997
                                         -----------      ---------  ----   --------     --------    -----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $   135,270           --      --       1,715       --         --
  Mortality and expense charges
     (note 3) ........................       (37,937)        (9,891)   --      (4,153)       (834)     --
                                         -----------      ---------  ----   ------------------------------
     Net investment activity .........        97,333         (9,891)   --      (2,438)       (834)     --
                                         -----------      ---------  ----   ------------------------------
  Proceeds from mutual fund
     shares sold .....................     1,068,648        163,186    --     585,641      11,580      --
  Cost of mutual funds sold ..........    (1,054,965)      (167,191)   --    (498,073)    (11,300)     --
                                         -----------      ---------  ----   ------------------------------
     Realized gain (loss)
       on investments ................        13,683         (4,005)   --      87,568         280      --
  Change in unrealized gain (loss)
     on investments ..................       375,064        295,169    --      77,538      44,475      --
                                         -----------      ---------  ----   ------------------------------
     Net gain (loss) on investments ..       388,747        291,164    --     165,106      44,755      --
                                         -----------      ---------  ----   ------------------------------
  Reinvested capital gains ...........       171,342           --      --      12,574       --         --
                                         -----------      ---------  ----   ------------------------------
       Net change in contract
          owners' equity resulting
          from operations ............       657,422        281,273    --     175,242      43,921      --
                                         -----------      ---------  ----   ------------------------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       730,093      1,469,777    --    356,418      227,675      --
  Transfers between funds ............     3,357,493      2,083,152    --    333,223       54,742      --
  Surrenders .........................          --             --      --    (20,198)          --      --
  Death benefits (note 4) ............          --             --      --        --            --      --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --        --            --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --         (18)         --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (253,196)       (82,694)   --     (31,743)     (8,890)     --
                                         -----------      ---------  ----   ------------------------------
       Net equity transactions .......     3,834,390      3,470,235    --     637,682     273,527      --
                                         -----------      ---------  ----   ------------------------------
Net change in contract owners' equity.     4,491,812      3,751,508    --     812,924     317,448      --
Contract owners' equity
  beginning of period ................     3,751,508           --      --     317,448          --      --
                                         -----------      ---------  ----   ------------------------------
Contract owners' equity end of period.   $ 8,243,320      3,751,508    --   1,130,372     317,448      --
                                         ===========      =========  ====   =========     =======   ======

                                                      FidVIPGrOp
                                         --------------------------------
                                            1999            1998     1997
                                         -----------     ---------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    19,957         --        --
  Mortality and expense charges
     (note 3) ........................        (9,542)      (4,084)     --
                                         -----------    ---------    ----
     Net investment activity .........        10,415       (4,084)     --
                                         -----------    ---------    ----
  Proceeds from mutual fund
     shares sold .....................     1,576,669        8,736      --
  Cost of mutual funds sold ..........    (1,383,912)      (8,768)     --
                                         -----------    ---------    ----
     Realized gain (loss)
       on investments ................       192,757          (32)     --
  Change in unrealized gain (loss)
     on investments ..................      (162,857)     217,085      --
                                         -----------    ---------    ----
     Net gain (loss) on investments ..        29,900      217,053      --
                                         -----------    ---------    ----
  Reinvested capital gains ...........        37,311         --        --
                                         -----------    ---------    ----
       Net change in contract
          owners' equity resulting
          from operations ............        77,626      212,969      --
                                         -----------    ---------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       313,176      496,204      --
  Transfers between funds ............     (568,944)    1,030,094      --
  Surrenders .........................      (19,041)        --         --
  Death benefits (note 4) ............         --           --         --
  Policy loans (net of repayments)
     (note 5) ........................         --           --         --
  Deductions for surrender charges
     (note 2d) .......................          (17)        --         --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (58,419)      (26,971)     --
                                         -----------    ---------    ----
       Net equity transactions .......     (333,245)    1,499,327      --
                                         -----------    ---------    ----
Net change in contract owners' equity.     (255,619)    1,712,296      --
Contract owners' equity
  beginning of period ................    1,712,296         --         --
                                         -----------    ---------    ----
Contract owners' equity end of period.   $1,456,677     1,712,296      --
                                         ===========    =========    ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                                 MSEmMkt                                NSATCapAp
                                                   ----------------------------------      -------------------------------------
                                                     1999          1998         1997         1999          1998            1997
                                                   --------      --------      ------      ---------     ---------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................   $   10,875         4,872          --         15,503         9,739            37
  Mortality and expense charges
     (note 3) ................................         (405)         (120)         --        (14,315)       (6,021)           (8)
                                                   --------      --------      ------      ---------     ---------        ------
     Net investment activity .................       10,470         4,752          --          1,188         3,718            29
                                                   --------      --------      ------      ---------     ---------        ------
  Proceeds from mutual fund
     shares sold .............................        8,573         6,713          --      1,356,673       212,711            97
  Cost of mutual funds sold ..................      (12,762)       (7,026)         --     (1,229,825)     (219,787)          (55)
                                                   --------      --------      ------      ---------     ---------        ------
     Realized gain (loss)
       on investments ........................       (4,189)         (313)         --        126,848        (7,076)           42
  Change in unrealized gain (loss)
     on investments ..........................       12,256       (11,337)         --       (201,392)      202,050           472
                                                   --------      --------      ------      ---------     ---------        ------
     Net gain (loss) on investments ..........        8,067       (11,650)         --        (74,544)      194,974           514
                                                   --------      --------      ------      ---------     ---------        ------
  Reinvested capital gains ...................         --            --            --        164,424        62,464           192
                                                   --------      --------      ------      ---------     ---------        ------
       Net change in contract
          owners' equity resulting
          from operations ....................       18,537        (6,898)         --         91,068       261,156           735
                                                   --------      --------      ------      ---------     ---------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................       11,947        56,550          --        941,252       378,599           181
  Transfers between funds ....................       19,283        (2,968)         --       (626,887)    1,683,884         6,557
  Surrenders .................................         --            --            --           --            --            --
  Death benefits (note 4) ....................         --            --            --           --            --            --
  Policy loans (net of repayments)
     (note 5) ................................         --            --            --            127        (5,169)           38
  Deductions for surrender charges
     (note 2d) ...............................         --            --            --           --            --            --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .......................       (2,618)       (1,770)         --       (123,973)      (72,485)         --
                                                   --------      --------      ------      ---------     ---------        ------
       Net equity transactions ...............       28,612        51,812          --        190,519     1,984,829         6,776
                                                   --------      --------      ------      ---------     ---------        ------
Net change in contract owners' equity ........       47,149        44,914          --        281,587     2,245,985         7,511
Contract owners' equity
  beginning of period ........................       44,914          --            --      2,255,024         9,039         1,528
                                                   --------      --------      ------      ---------     ---------        ------
Contract owners' equity end of period.........   $   92,063        44,914          --      2,536,611     2,255,024         9,039
                                                   ========      ========      ======      =========     =========        ======


                                                                NSATGvtBd
                                                  --------------------------------------
                                                    1999          1998            1997
                                                  ---------     ---------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................      196,567        37,511           827
  Mortality and expense charges
     (note 3) ................................      (19,276)       (3,182)          (25)
                                                  ---------     ---------        ------
     Net investment activity .................      177,291        34,329           802
                                                  ---------     ---------        ------
  Proceeds from mutual fund
     shares sold .............................      862,487     1,076,570         7,321
  Cost of mutual funds sold ..................     (888,607)   (1,071,059)       (6,800)
                                                  ---------     ---------        ------
     Realized gain (loss)
       on investments ........................      (26,120)        5,511           521
  Change in unrealized gain (loss)
     on investments ..........................     (209,750)          433           (59)
     Net gain (loss) on investments ..........     (235,870)        5,944           462
                                                  ---------     ---------        ------
  Reinvested capital gains ...................        9,251         5,369          --
                                                  ---------     ---------        ------
       Net change in contract
          owners' equity resulting
          from operations ....................      (49,328)       45,642         1,264
                                                  ---------     ---------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .........................      659,788       437,723         2,913
  Transfers between funds ....................    3,231,179       685,162          (592)
  Surrenders .................................       (5,818)         --          (7,742)
  Death benefits (note 4) ....................         --          (4,142)         --
  Policy loans (net of repayments)
     (note 5) ................................         --            --           3,686
  Deductions for surrender charges
     (note 2d) ...............................           (5)         --          (1,454)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) .......................      (99,940)      (50,895)       (1,414)
                                                  ---------     ---------        ------
       Net equity transactions ...............    3,785,204     1,067,848        (4,603)
                                                  ---------     ---------        ------
Net change in contract owners' equity ........    3,735,876     1,113,490        (3,339)
Contract owners' equity
  beginning of period ........................    1,127,565        14,075        17,414
                                                  ---------     ---------        ------
Contract owners' equity end of period.........    4,863,441     1,127,565        14,075
                                                  =========     =========        ======

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                         NSATMyMkt                    NSATSmCapV                 NSATSmCo
                                         ------------------------------------  ----------------------   -------------------------
                                             1999            1998        1997    1999     1998   1997      1999      1998    1997
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    600,938       504,998       547       --      --     --        --        --      --
  Mortality and expense charges
     (note 3) ........................        (77,474)      (51,084)       (9)    (6,397)   --     --      (4,634)     (667)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Net investment activity .........        523,464       453,914       538     (6,397)   --     --      (4,634)     (667)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
  Proceeds from mutual fund
     shares sold .....................     32,567,550    26,194,791    11,959     35,459    --     --     112,644   541,453    --
  Cost of mutual funds sold ..........    (32,567,550)  (26,194,791)  (11,959)   (35,445)   --     --     (99,242) (577,428)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Realized gain (loss)
       on investments ................           --            --        --           14    --     --      13,402   (35,975)   --
  Change in unrealized gain (loss)
     on investments ..................           --            --        --     (186,972)   --     --     354,570    13,257    --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
     Net gain (loss) on investments ..           --            --        --     (186,958)   --     --     367,972   (22,718)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
  Reinvested capital gains ...........           --            --        --      319,121    --     --      59,588      --      --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
       Net change in contract
          owners' equity resulting
          from operations ............        523,464       453,914       538    125,766    --     --     422,926   (23,385)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     21,641,752    31,739,658       482     64,122    --     --      87,151    64,219    --
  Transfers between funds ............    (28,428,363)  (20,876,682)  (10,338) 2,075,006    --     --     846,022   179,980    --
  Surrenders .........................     (1,702,126)      (18,421)     --         --      --     --        --        --      --
  Death benefits (note 4) ............           --            --        --         --      --     --        --      (2,309)   --
  Policy loans (net of repayments)
     (note 5) ........................           --            --       2,385       --      --     --        --        --      --
  Deductions for surrender charges
     (note 2d) .......................         (1,512)         --        --         --      --     --        --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (503,747)     (826,847)   (2,144)   (22,728)   --     --     (21,028)  (10,293)   --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
       Net equity transactions .......     (8,993,996)   10,017,708    (9,615) 2,116,400    --     --     912,145   231,597    --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
Net change in contract owners' equity.     (8,470,532)   10,471,622    (9,077) 2,242,166    --     --   1,335,071   208,212    --
Contract owners' equity
  beginning of period ................     10,472,744         1,122    10,199       --      --     --     208,212      --      --
                                         ------------    ----------     -----  ---------  ----   ----   ---------   -------  ----
Contract owners' equity end of period.   $  2,002,212    10,472,744     1,122  2,242,166    --     --   1,543,283   208,212    --
                                         ============    ==========     =====  =========  ====   ====   =========   =======  ====


                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                           NSATTotRe                                NBAMTBal
                                         --------------------------------------         ---------------------------------
                                             1999          1998          1997          1999          1998          1997
                                         ----------       -------        ------        ------        ------        ------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    2,824         1,289           213           213           266           175
  Mortality and expense charges
     (note 3) ........................       (2,352)         (663)          (25)         (105)         (101)          (18)
                                         ----------       -------        ------        ------        ------        ------
     Net investment activity .........          472           626           188           108           165           157
                                         ----------       -------        ------        ------        ------        ------
  Proceeds from mutual fund
     shares sold .....................       93,963       899,768           955           895           746         3,184
  Cost of mutual funds sold ..........      (85,579)     (917,792)         (635)         (799)         (705)       (2,780)
                                         ----------       -------        ------        ------        ------        ------
     Realized gain (loss)
       on investments ................        8,384       (18,024)          320            96            41           404
  Change in unrealized gain (loss)
     on investments ..................       (2,352)        4,285         2,249         3,758          (667)          833
                                         ----------       -------        ------        ------        ------        ------
     Net gain (loss) on investments ..        6,032       (13,739)        2,569         3,854          (626)        1,237
                                         ----------       -------        ------        ------        ------        ------
  Reinvested capital gains ...........       20,383         7,210           642           316         1,868           450
                                         ----------       -------        ------        ------        ------        ------
       Net change in contract
          owners' equity resulting
          from operations ............       26,887        (5,903)        3,399         4,278         1,407         1,844
                                         ----------       -------        ------        ------        ------        ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      191,756        53,247         3,373         1,603           962         1,682
  Transfers between funds ............      184,421       140,892         5,847          --            --          (1,357)
  Surrenders .........................         --            --            --            --            --          (5,156)
  Death benefits (note 4) ............         --          (3,805)         --            --            --            --
  Policy loans (net of repayments)
     (note 5) ........................          149        (4,918)           10             1          --           3,703
  Deductions for surrender charges
     (note 2d) .......................         --            --            --            --            --            (969)
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (19,807)      (14,505)       (3,914)       (1,104)         (702)         (161)
                                         ----------       -------        ------        ------        ------        ------
       Net equity transactions .......      356,519       170,911         5,316           500           260        (2,258)
                                         ----------       -------        ------        ------        ------        ------
Net change in contract owners' equity.      383,406       165,008         8,715         4,778         1,667          (414)
Contract owners' equity
  beginning of period ................      185,223        20,215        11,500        12,753        11,086        11,500
                                         ----------       -------        ------        ------        ------        ------
Contract owners' equity end of period.   $  568,629       185,223        20,215        17,531        12,753        11,086
                                         ==========       =======        ======        ======        ======        ======


                                                       NBAMTGro
                                              ---------------------------
                                             1999          1998    1997
                                          ---------        ------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............         --            --      --
  Mortality and expense charges
     (note 3) ........................       (9,391)         (213)   --
                                          ---------        ------   ----
     Net investment activity .........       (9,391)         (213)   --
                                          ---------        ------   ----
  Proceeds from mutual fund
     shares sold .....................      110,523       451,671    --
  Cost of mutual funds sold ..........      (94,740)     (589,586)   --
                                          ---------        ------   ----
     Realized gain (loss)
       on investments ................       15,783      (137,915)   --
  Change in unrealized gain (loss)
     on investments ..................    1,286,265        14,568    --
                                          ---------        ------   ----
     Net gain (loss) on investments ..    1,302,048      (123,347)   --
                                          ---------        ------   ----
  Reinvested capital gains ...........        6,121          --      --
                                          ---------        ------   ----
       Net change in contract
          owners' equity resulting
          from operations ............    1,298,778      (123,560)   --
                                          ---------        ------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      143,803       179,067    --
  Transfers between funds ............    2,534,470        39,299    --
  Surrenders .........................         --            --      --
  Death benefits (note 4) ............         --            --      --
  Policy loans (net of repayments)
     (note 5) ........................         --            --      --
  Deductions for surrender charges
     (note 2d) .......................         --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (49,243)       (6,812)   --
                                          ---------        ------   ----
       Net equity transactions .......    2,629,030       211,554    --
                                          ---------        ------   ----
Net change in contract owners' equity.    3,927,808        87,994    --
Contract owners' equity
  beginning of period ................       87,994          --      --
                                          ---------        ------   ----
Contract owners' equity end of period.    4,015,802        87,994    --
                                          =========        ======   ====


NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                 NBAMTGuard                   NBAMTLMat                       NBAMTPart
                                         -----------------------   -----------------------------    -----------------------------
                                            1999     1998   1997     1999          1998     1997      1999          1998    1997
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $       11    --     --     131,900          --      --       35,979            96    --
  Mortality and expense charges
     (note 3) ........................          (49)   --     --     (23,583)       (6,625)   --      (22,411)       (7,845)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Net investment activity .........          (38)   --     --     108,317        (6,625)   --       13,568        (7,749)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
  Proceeds from mutual fund
     shares sold .....................       96,827    --     --     503,526       600,881    --    2,594,674       502,461    --
  Cost of mutual funds sold ..........      (94,341)   --     --    (511,042)     (594,456)   --   (2,433,926)     (576,869)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Realized gain (loss)
       on investments ................        2,486    --     --      (7,516)        6,425    --      160,748       (74,408)   --
  Change in unrealized gain (loss)
     on investments ..................          222    --     --     (66,054)       37,857    --      (54,411)      150,166    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
     Net gain (loss) on investments ..        2,708    --     --     (73,570)       44,282    --      106,337        75,758    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
  Reinvested capital gains ...........         --      --     --        --            --      --       62,571         3,026    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............        2,670    --     --      34,747        37,657    --      182,476        71,035    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       94,073    --     --   1,274,019     1,297,068    --      862,570       167,059    --
  Transfers between funds ............      (82,703)   --     --   1,902,713       777,381    --      200,005     2,868,038    --
  Surrenders .........................       (3,047)   --     --     (36,301)         --      --         --            --      --
  Death benefits (note 4) ............         --      --     --        --            --      --         --          (1,910)   --
  Policy loans (net of repayments)
     (note 5) ........................         --      --     --        --            --      --         --            --      --
  Deductions for surrender charges
     (note 2d) .......................           (3)   --     --         (32)         --      --         --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............         (292)   --     --    (185,788)      (90,472)   --     (102,438)      (58,438)   --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
       Net equity transactions .......        8,028    --     --   2,954,611     1,983,977    --      960,137     2,974,749    --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
Net change in contract owners' equity.       10,698    --     --   2,989,358     2,021,634    --    1,142,613     3,045,784    --
Contract owners' equity
  beginning of period ................         --      --     --   2,021,634          --      --    3,045,784          --      --
                                         ----------  ----   ----   ---------     ---------  ----    ---------     ---------  ----
Contract owners' equity end of period.   $   10,698    --     --   5,010,992     2,021,634    --    4,188,397     3,045,784    --
                                         ==========  ====   ====   =========     =========  ====    =========     =========  ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                       OppBdFd                             OppGlSec
                                         --------------------------------       ------------------------------
                                             1999             1998   1997         1999            1998    1997
                                         -----------        -------  ----       ---------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    26,045            322    --          26,885            307    --
  Mortality and expense charges
     (note 3) ........................        (4,409)        (1,236)   --          (7,996)        (5,205)   --
                                         -----------        -------  ----       ---------      ---------  ----
     Net investment activity .........        21,636           (914)   --          18,889         (4,898)   --
                                         -----------        -------  ----       ---------      ---------  ----
  Proceeds from mutual fund
     shares sold .....................       731,543          9,221    --       2,708,659          6,335    --
  Cost of mutual funds sold ..........      (761,185)        (9,205)   --      (2,479,501)        (7,203)   --
                                         -----------        -------  ----       ---------      ---------  ----
     Realized gain (loss)
       on investments ................       (29,642)            16    --         229,158           (868)   --
  Change in unrealized gain (loss)
     on investments ..................        (9,806)         8,173    --         187,521        124,381    --
                                         -----------        -------  ----       ---------      ---------  ----
     Net gain (loss) on investments ..       (39,448)         8,189    --         416,679        123,513    --
                                         -----------        -------  ----       ---------      ---------  ----
  Reinvested capital gains ...........         2,501            291    --          75,339          1,156    --
                                         -----------        -------  ----       ---------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       (15,311)         7,566    --         510,907        119,771    --
                                         -----------        -------  ----       ---------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       315,191        478,200    --         283,877            735    --
  Transfers between funds ............       262,522         37,657    --      (1,651,931)     2,090,084    --
  Surrenders .........................          --             --      --         (46,603)          --      --
  Death benefits (note 4) ............          --             --      --            --             --      --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --            --             --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --             (41)          --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (42,010)       (18,327)   --         (38,534)       (14,493)   --
                                         -----------        -------  ----       ---------      ---------  ----
       Net equity transactions .......       535,703        497,530    --      (1,453,232)     2,076,326    --
                                         -----------        -------  ----       ---------      ---------  ----
Net change in contract owners' equity.       520,392        505,096    --        (942,325)     2,196,097    --
Contract owners' equity
  beginning of period ................       505,096           --      --       2,196,097           --      --
                                         -----------        -------  ----       ---------      ---------  ----
Contract owners' equity end of period.   $ 1,025,488        505,096    --       1,253,772      2,196,097    --
                                         ===========        =======  ====       =========      =========  ====


                                                      OppGro
                                          ------------------------------
                                             1999           1998    1997
                                          ---------       --------   ---
INVESTMENT ACTIVITY:
  Reinvested dividends ...............          850            100    --
  Mortality and expense charges
     (note 3) ........................       (8,547)          (463)   --
                                          ---------       --------   ---
     Net investment activity .........       (7,697)          (363)   --
                                          ---------       --------   ---
  Proceeds from mutual fund
     shares sold .....................      635,041         11,617    --
  Cost of mutual funds sold ..........     (528,498)       (12,143)   --
                                          ---------       --------   ---
     Realized gain (loss)
       on investments ................      106,543           (526)   --
  Change in unrealized gain (loss)
     on investments ..................      519,569         23,432    --
                                          ---------       --------   ---
     Net gain (loss) on investments ..      626,112         22,906    --
                                          ---------       --------   ---
  Reinvested capital gains ...........        9,340          1,201    --
                                          ---------       --------   ---
       Net change in contract
          owners' equity resulting
          from operations ............      627,755         23,744    --
                                          ---------       --------   ---
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      301,020        132,607    --
  Transfers between funds ............    1,809,925         29,263    --
  Surrenders .........................      (42,848)          --      --
  Death benefits (note 4) ............         --             --      --
  Policy loans (net of repayments)
     (note 5) ........................         --             --      --
  Deductions for surrender charges
     (note 2d) .......................          (38)          --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (53,902)        (7,839)   --
                                          ---------       --------   ---
       Net equity transactions .......    2,014,157        154,031    --
                                          ---------       --------   ---
Net change in contract owners' equity.    2,641,912        177,775    --
Contract owners' equity
  beginning of period ................      177,775           --      --
                                          ---------       --------   ---
Contract owners' equity end of period.    2,819,687        177,775    --
                                          =========       ========   ===

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                      OppMult                           StOpp2
                                         ------------------------------      -----------------------------
                                            1999            1998   1997        1999          1998     1997
                                         ----------        ------  ----      ---------     ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $    8,514          --      --           --           5,700    --
  Mortality and expense charges
     (note 3) ........................         (560)         (219)   --        (23,329)       (6,774)   --
                                         ----------        ------  ----      ---------     ---------  ----
     Net investment activity .........        7,954          (219)   --        (23,329)       (1,074)   --
                                         ----------        ------  ----      ---------     ---------  ----
  Proceeds from mutual fund
     shares sold .....................      290,794        10,181    --      2,249,012        20,340    --
  Cost of mutual funds sold ..........     (291,914)      (10,741)   --     (1,989,388)      (24,221)   --
                                         ----------        ------  ----      ---------     ---------  ----
     Realized gain (loss)
       on investments ................       (1,120)         (560)   --        259,624        (3,881)   --
  Change in unrealized gain (loss)
     on investments ..................       (2,198)        2,201    --        481,583       274,510    --
                                         ----------        ------  ----      ---------     ---------  ----
     Net gain (loss) on investments ..       (3,318)        1,641    --        741,207       270,629    --
                                         ----------        ------  ----      ---------     ---------  ----
  Reinvested capital gains ...........       12,316          --      --        398,233         3,397    --
                                         ----------        ------  ----      ---------     ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............       16,952         1,422    --      1,116,111       272,952    --
                                         ----------        ------  ----      ---------     ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       68,158        11,946    --      1,453,381       867,064    --
  Transfers between funds ............     (158,215)       68,612    --       (346,567)    1,764,409    --
  Surrenders .........................         --            --      --        (58,951)         --      --
  Death benefits (note 4) ............         --            --      --           --            --      --
  Policy loans (net of repayments)
     (note 5) ........................         --            --      --           --            --      --
  Deductions for surrender charges
     (note 2d) .......................         --            --      --            (52)         --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (6,024)       (2,851)   --       (133,131)      (52,214)   --
                                         ----------        ------  ----      ---------     ---------  ----
       Net equity transactions .......      (96,081)       77,707    --        914,680     2,579,259    --
                                         ----------        ------  ----      ---------     ---------  ----
Net change in contract owners' equity.      (79,129)       79,129    --      2,030,791     2,852,211    --
Contract owners' equity
  beginning of period ................       79,129          --      --      2,852,211          --      --
                                         ----------        ------  ----      ---------     ---------  ----
Contract owners' equity end of period.   $     --          79,129    --      4,883,002     2,852,211    --
                                         ==========        ======  ====      =========     =========  ====


                                                        StDisc2
                                               ---------------------------
                                                1999          1998    1997
                                               ------         -----   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............           --            --      --
  Mortality and expense charges
     (note 3) ........................           --             (11)   --
                                               ------         -----   ----
     Net investment activity .........           --             (11)   --
                                               ------         -----   ----
  Proceeds from mutual fund
     shares sold .....................          7,564            96    --
  Cost of mutual funds sold ..........         (7,336)          (92)   --
                                               ------         -----   ----
     Realized gain (loss)
       on investments ................            228             4    --
  Change in unrealized gain (loss)
     on investments ..................           (708)          708    --
                                               ------         -----   ----
     Net gain (loss) on investments ..           (480)          712    --
                                               ------         -----   ----
  Reinvested capital gains ...........           --            --      --
                                               ------         -----   ----
       Net change in contract
          owners' equity resulting
          from operations ............           (480)          701    --
                                               ------         -----   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................          3,406         3,013    --
  Transfers between funds ............         (7,577)        1,244    --
  Surrenders .........................           --            --      --
  Death benefits (note 4) ............           --            --      --
  Policy loans (net of repayments)
     (note 5) ........................           --            --      --
  Deductions for surrender charges
     (note 2d) .......................           --            --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............            (92)         (215)   --
                                               ------         -----   ----
       Net equity transactions .......         (4,263)        4,042    --
                                               ------         -----   ----
Net change in contract owners' equity.         (4,743)        4,743    --
Contract owners' equity
  beginning of period ................          4,743          --      --
                                               ------         -----   ----
Contract owners' equity end of period.           --           4,743    --
                                               ======         =====   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997


                                                      StIntStk2                   VEWrldBd                       VEWrldEMkt
                                         ----------------------------      -------------------------     --------------------------
                                            1999          1998   1997       1999         1998   1997      1999         1998    1997
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $     303           94    --        --           --      --        --           --      --
  Mortality and expense charges
     (note 3) ........................      (1,056)        (138)   --         (62)        --      --        (192)        --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Net investment activity .........        (753)         (44)   --         (62)        --      --        (192)        --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
  Proceeds from mutual fund
     shares sold .....................      58,412        2,255    --      17,176      635,332    --         159      214,660    --
  Cost of mutual funds sold ..........     (42,860)      (2,481)   --     (17,805)    (637,007)   --        (140)    (233,229)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Realized gain (loss)
       on investments ................      15,552         (226)   --        (629)      (1,675)   --          19      (18,569)   --
  Change in unrealized gain (loss)
     on investments ..................     213,980       (2,215)   --           1         --      --      82,054         --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
     Net gain (loss) on investments ..     229,532       (2,441)   --        (628)      (1,675)   --      82,073      (18,569)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
  Reinvested capital gains ...........        --           --      --        --           --      --        --           --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
       Net change in contract
          owners' equity resulting
          from operations ............     228,779       (2,485)   --        (690)      (1,675)   --      81,881      (18,569)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................      49,017       58,646    --      10,054        2,790    --       2,247          849    --
  Transfers between funds ............     593,187       (1,770)   --      (7,451)       5,627    --     382,171       25,876    --
  Surrenders .........................        --           --      --        --           --      --        --           --      --
  Death benefits (note 4) ............        --           --      --        --         (2,734)   --        --           (889)   --
  Policy loans (net of repayments)
     (note 5) ........................        --           --      --        --           --      --        --           --      --
  Deductions for surrender charges
     (note 2d) .......................        --           --      --        --           --      --        --           --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............      (5,151)      (1,997)   --        (624)      (4,008)   --        --         (7,267)   --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
       Net equity transactions .......     637,053       54,879    --       1,979        1,675    --     384,418       18,569    --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
Net change in contract owners' equity.     865,832       52,394    --       1,289         --      --     466,299         --      --
Contract owners' equity
  beginning of period ................      52,394         --      --        --           --      --        --           --      --
                                         ---------       ------  ----      ------       ------  ----     -------       ----    ----
Contract owners' equity end of period.   $ 918,226       52,394    --       1,289         --      --     466,299         --      --
                                         =========       ======  ====      ======       ======  ====     =======       ====    ====

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997





                                                    VKMSRESec                     WPIntEq                        WPPVenCap
                                         ----------------------------     --------------------------     --------------------------
                                           1999          1998    1997      1999         1998    1997      1999         1998    1997
                                         ---------      -------  ----     -------      -------  ----     ------       ------   ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $  22,119           31    --       6,312          597    --       --           --      --
  Mortality and expense charges
     (note 3) ........................      (1,610)        (673)   --      (1,201)        (322)   --          (235)     (150)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Net investment activity .........      20,509         (642)   --       5,111          275    --          (235)     (150)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
  Proceeds from mutual fund
     shares sold .....................     260,988        9,973    --     253,619        6,992    --        90,443     1,920    --
  Cost of mutual funds sold ..........    (267,305)     (11,122)   --    (232,082)      (7,479)   --       (77,024)   (2,142)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Realized gain (loss)
       on investments ................      (6,317)      (1,149)   --      21,537         (487)   --        13,419      (222)   --
  Change in unrealized gain (loss)
     on investments ..................      (8,648)      (1,009)   --     110,250       (1,416)   --        (6,201)    6,202    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
     Net gain (loss) on investments ..     (14,965)      (2,158)   --     131,787       (1,903)   --         7,218     5,980    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
  Reinvested capital gains ...........        --            306    --        --           --      --          --        --      --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
       Net change in contract
          owners' equity resulting
          from operations ............       5,544       (2,494)   --     136,898       (1,628)   --         6,983     5,830    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................     156,608      274,090    --      85,550      133,214    --        11,383    40,664    --
  Transfers between funds ............    (208,039)      (1,813)   --     392,465       (6,311)   --       (75,184)   13,590    --
  Surrenders .........................        --           --      --        --           --      --          --        --      --
  Death benefits (note 4) ............        --           --      --        --           --      --          --        --      --
  Policy loans (net of repayments)
     (note 5) ........................        --           --      --        --           --      --          --        --      --
  Deductions for surrender charges
     (note 2d) .......................        --           --      --        --           --      --          --        --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............     (14,519)      (9,912)   --      (8,418)      (4,755)   --        (1,781)   (1,485)   --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
       Net equity transactions .......     (65,950)     262,365    --     469,597      122,148    --       (65,582)   52,769    --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
Net change in contract owners' equity.     (60,406)     259,871    --     606,495      120,520    --       (58,599)   58,599    --
Contract owners' equity
  beginning of period ................     259,871         --      --     120,520         --      --        58,599      --      --
                                         ---------      -------  ----     -------      -------  ----        ------    ------   ----
Contract owners' equity end of period.   $ 199,465      259,871    --     727,015      120,520    --          --      58,599    --
                                         =========      =======  ====     =======      =======  ====        ======    ======   ====

                                                                     (Continued)

NATIONWIDE VL SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
STATEMENTS OF OPERATIONS, Continued
YEARS ENDED DECEMBER 31, 1999, 1998 and 1997

                                                      WPSmCoGr
                                         --------------------------------
                                             1999           1998    1997
                                         -----------      ---------  ----
INVESTMENT ACTIVITY:
  Reinvested dividends ...............   $        --             --    --
  Mortality and expense charges
     (note 3) ........................       (12,964)        (3,814)   --
                                         -----------      ---------  ----
     Net investment activity .........       (12,964)        (3,814)   --
                                         -----------      ---------  ----
  Proceeds from mutual fund
     shares sold .....................       486,242        262,623    --
  Cost of mutual funds sold ..........      (424,025)      (306,771)   --
                                         -----------      ---------  ----
     Realized gain (loss)
       on investments ................        62,217        (44,148)   --
  Change in unrealized gain (loss)
     on investments ..................     1,318,947        179,022    --
                                         -----------      ---------  ----
     Net gain (loss) on investments ..     1,381,164        134,874    --
                                         -----------      ---------  ----
  Reinvested capital gains ...........        97,160           --      --
                                         -----------      ---------  ----
       Net change in contract
          owners' equity resulting
          from operations ............     1,465,360        131,060    --
                                         -----------      ---------  ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners .................       147,106        873,045    --
  Transfers between funds ............       496,518        535,743    --
  Surrenders .........................          --             --      --
  Death benefits (note 4) ............          --           (1,107)   --
  Policy loans (net of repayments)
     (note 5) ........................          --             --      --
  Deductions for surrender charges
     (note 2d) .......................          --             --      --
  Redemptions to pay cost of
     insurance charges and
     administrative charges
     (notes 2b and 2c) ...............       (65,602)       (22,666)   --
                                         -----------      ---------  ----
       Net equity transactions .......       578,022      1,385,015    --
                                         -----------      ---------  ----
Net change in contract owners' equity.     2,043,382      1,516,075    --
Contract owners' equity
  beginning of period ................     1,516,075           --      --
                                         -----------      ---------  ----
Contract owners' equity end of period.   $ 3,559,457      1,516,075    --
                                         ===========      =========  ====








See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

               American Century VP - American Century VP Advantage (ACVPAdv)

               American Century VP - American Century VP Balanced (ACVPBal)

               American Century VP - American Century VP Capital Appreciation (ACVPCapAp)

               American Century VP - American Century VP Income & Growth (ACVPIncGr)

               American Century VP - American Century VP International (ACVPInt)

               American Century VP - American Century VP Value (ACVPValue)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

               Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

               Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
          VIP);

               Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

               Fidelity VIP - Growth Portfolio (FidVIPGr)

               Fidelity VIP - High Income Portfolio (FidVIPHI)

               Fidelity VIP - Overseas Portfolio (FidVIPOv)

          Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

               Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

               Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

          Portfolios of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

               Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

          Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan
          Stanley);

               Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

                Nationwide SAT - Government Bond Fund (NSATGvtBd)

                Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Small Cap Value Fund (NSATSmCapV)

                Nationwide SAT - Small Company Fund (NSATSmCo)

                Nationwide SAT - Total Return Fund (NSATTotRe)

          Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);

                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)

                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)

                Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)

                Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

          Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

                Oppenheimer VAF - Bond Fund (OppBdFd)

                Oppenheimer VAF - Global Securities Fund (OppGlSec)

                Oppenheimer VAF - Growth Fund (OppGro)

                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

          Strong Opportunity Fund II, Inc. (StOpp2)

          Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);

                Strong VIF - Strong Discovery Fund II (StDisc2)

                Strong VIF - Strong International Stock Fund II (StIntStk2)

          Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

          Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);

                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

          Portfolios of the Warburg Pincus Trust;

                Warburg Pincus Trust - International Equity Portfolio (WPIntEq)

                Warburg Pincus Trust - Post Venture Capital Portfolio
                (WPPVenCap)

                Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

       At December 31, 1999, policy owners have invested in all of the above funds except for Strong VIF - Strong Discovery Fund II, Van Eck WIT - Worldwide Hard Assets Fund, and Warburg Pincus Trust - Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a)  Deductions from Premiums

          For single premium contracts, no deduction is made from any premium at the time of payment.

          On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

          For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5%.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          An administrative charge is assessed against each contract to recover policy maintenance, accounting, record keeping and other administrative expenses and is assessed against each contract by liquidating units.

          For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum).

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum). Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.



                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

               Purchase payments totaling less than $25,000 - $90/year

               Purchase payments totaling $25,000 or more - $50/year

               The above charges are assessed against each contract by liquidating units.

               No charges were deducted from the initial funding, or from the earnings thereon.

          For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

          For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

          For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

          For corporate flexible premium contracts, there are no surrender charges.

(3)  ASSET CHARGES

          For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

          For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

          For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

          The above charges are assessed through the daily unit value calculation.

          The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1999:

                                                TOTAL         ACVPAdv          ACVPBal          ACVPCapAp        ACVPIncGr
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          797                28                -                 -                -
     Corporate Universal
       Variable Life ................         466,930                 -            1,866               117            1,162
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      467,727                28            1,866               117            1,162
                                         ============      ============     ============      ============     ============


                                              ACVPInt         ACVPValue         DrySRGro          DryStkix         DryCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................          12,097             6,307            2,333            60,870           50,548
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       12,097             6,307            2,333            60,870           50,548
                                         ============      ============     ============      ============     ============

                                             DryGrinc          FidVIPEI         FidVIPGr          FidVIPHI         FidVIPOv
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -              430                 -                -
     Corporate Universal
       Variable Life ................           2,473            17,689            4,893             5,745            6,984
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        2,473            17,689            5,323             5,745            6,984
                                         ============      ============     ============      ============     ============

                                             FidVIPAM         FidVIPcon       FidVIPGrOp           MSEmMkt        NSATCapAp
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -               39
     Corporate Universal
       Variable Life ................          37,937             4,153            9,542               405           14,276
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       37,937             4,153            9,542               405           14,315
                                         ============      ============     ============      ============     ============

                                            NSATGvtBd         NSATMyMkt       NSATSmCapv          NSATSmCo        NSATTotRe
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $           63                 4                -                 -              128
     Corporate Universal
       Variable Life ................          19,213            77,470            6,397             4,634            2,224
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       19,276            77,474            6,397             4,634            2,352
                                         ============      ============     ============      ============     ============

                                             NBAMTBal          NBAMTGro       NBAMTGuard         NBAMTLMat        NBAMTPart
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          105                 -                -                 -                -
     Corporate Universal
       Variable Life ................               -             9,391               49            23,583           22,411
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          105             9,391               49            23,583           22,411
                                         ============      ============     ============      ============     ============

                                              OppBdFd          OppGISec           OppGro           OppMult           StOpp2
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           4,409             7,996            8,547               560           23,329
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        4,409             7,996            8,547               560           23,329
                                         ============      ============     ============      ============     ============

                                            StintStk2          VEWrldBd       VEWrldEMkt         VKMSRESec          WPIntEq
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           1,056               192               62             1,610            1,201
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        1,056               192               62             1,610            1,201
                                         ============      ============     ============      ============     ============

                                            WPPVenCap          WPSMCoGr
                                         ------------      ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -
     Corporate Universal
       Variable Life ................             235            12,964
                                         ------------      ------------
         Total.......................  $          235            12,964
                                         ============      ============

                                                                     (Continued)

                        NATIONWIDE VL SEPARATE ACCOUNT-A
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

          The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                                TOTAL           ACVPAdv          ACVPBal         ACVPCapAp          ACVPInt
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============


                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============

[CAPTION]

                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============


                                            FidVIPCon        FidVIPGrOp          MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGISec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============


                                              OppMult            StOpp2          StDisc2         StintStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPintEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============



     The following table provides mortality, expense and administration charges by contract type for the period ended December 31, 1997:

                                                TOTAL           ACVPAdv         FidVIPGr         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          795               645               65                 8               25
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          795               645               65                 8               25
                                         ============      ============     ============      ============     ============


                                            NSATMyMkt         NSATTotRe         NBAMTBal
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            9                25               18
                                         ------------      ------------     ------------
         Total.......................  $            9                25               18
                                         ============      ============     ============




(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of Contract Owners' Equity at December 31, 1999:

                                                                                                                      ANNUAL
     Contract owners' equity represented by:                 UNITS               UNIT VALUE                           RETURN*
                                                            ------               ----------                          --------
     Multiple Payment Contracts and
     Flexible Premium Contracts:

      American Century VP -
        American Century VP Advantage ......................      60              $ 21.052310     $     1,263              14%

      Fidelity VIP - Growth Portfolio ......................   1,261                46.242171          58,311              36%

      Nationwide SAT -
        Capital Appreciation Fund ..........................     165                32.761545           5,406               3%

      Nationwide SAT - Government Bond Fund ................     496                17.516435           8,688             (3)%

      Nationwide SAT - Money Market Fund ...................      36                13.853330             499               4%

      Nationwide SAT - Total Return Fund ...................     499                35.085217          17,508               6%

      Neuberger & Berman - Balanced Portfolio ..............     636                27.565091          17,531              33%


     Corporate Variable Universal Life Contracts:
     (policy years 1 through 4):

      American Century VP -
        American Century VP Balanced .......................  29,491                12.719779         375,119               9%

      American Century VP -
        American Century VP Capital Appreciation ...........   8,002                14.059550         112,505              64%

      American Century VP -
        American Century VP Income & Growth ................  24,465                12.760482         312,185              17%

      American Century VP -
        American Century VP International .................. 267,865                19.184490       5,138,853              63%

      American Century VP -
        American Century VP Value .......................... 170,336                10.537331       1,794,887             (1)%

      The Dreyfus Socially Responsible
        Growth Fund, Inc. ..................................   6,856                16.953796         116,235              29%

      Dreyfus Stock Index Fund ............................. 898,839                15.991766      14,374,023              20%

      Dreyfus - Capital Appreciation Portfolio ............. 808,332                14.768344      11,937,725              11%

      Dreyfus VIF - Growth and Income Portfolio ............  29,245                12.940713         378,451              16%

      Fidelity VIP - Equity-Income Portfolio ............... 198,742                12.213277       2,427,291               6%

      Fidelity VIP - Growth Portfolio ......................  94,119                19.153957       1,802,751              37%

      Fidelity VIP - High Income Portfolio ................. 122,886                10.610601       1,303,894               8%

      Fidelity VIP - Overseas Portfolio ....................  91,676                15.370612       1,409,116              42%

      Fidelity VIP-II - Asset Manager Portfolio ............ 633,299                13.016474       8,243,320              10%

      Fidelity VIP-II - Contrafund Portfolio ...............  69,405                16.286602       1,130,372              24%

      Fidelity VIP-III -
        Growth Opportunities Portfolio ..................... 107,601                13.537768       1,456,677               4%

                                                                                                                      ANNUAL
                                                             UNITS               UNIT VALUE                           RETURN*
                                                            ------               ----------                          --------
      Morgan Stanley -
        Emerging Markets Debt Portfolio ....................  10,459                 8.802247          92,063              29%

      Nationwide SAT -
        Capital Appreciation Fund .......................... 180,019                14.060766       2,531,205               4%

      Nationwide SAT - Government Bond Fund ................ 442,738                10.965295       4,854,753             (3)%

      Nationwide SAT - Money Market Fund ................... 180,702                11.077427       2,001,713               4%

      Nationwide SAT -
        Small Capital Value Fund ........................... 205,906                10.889269       2,242,166              27%

      Nationwide SAT - Small Company Fund .................. 108,697                14.198026       1,543,283              43%

      Nationwide SAT - Total Return Fund ...................  42,859                12.858923         551,121               6%

      Neuberger & Berman AMT -
        Growth Portfolio ................................... 232,220                17.293092       4,015,802              49%

      Neuberger & Berman AMT -
        Guardian Portfolio .................................   1,004                10.655149          10,698              14%

      Neuberger & Berman AMT -
        Limited Maturity Bond Portfolio .................... 470,153                10.658215       5,010,992               1%

      Neuberger & Berman AMT -
        Partners Portfolio ................................. 371,291                11.280632       4,188,397               7%

      Oppenheimer VAF - Bond Fund ..........................  94,715                10.827092       1,025,488             (2)%

      Oppenheimer VAF -
        Global Securities Fund .............................  69,217                18.113638       1,253,772              58%

      Oppenheimer VAF - Growth Fund ........................ 162,474                17.354695       2,819,687              41%

      Strong - Opportunity Fund II, Inc. ................... 318,446                15.333847       4,883,002              34%

      Strong VIP -
        Strong International Stock Fund II .................  60,360                15.212498         918,226              86%

      Van Eck WIT - Worldwide Bond Fund ....................     121                10.656970           1,289             (8)%

      Van Eck WIT -
        Worldwide Emerging Markets Fund ....................  48,907                 9.534407         466,299              99%

      Van Kampen LIT -
        Real Estate Securities Fund ........................  21,721                 9.183056         199,465             (4)%

      Warburg Pincus Trust -
        International Equity Portfolio .....................  51,580                14.094893         727,015              53%

      Warburg Pincus Trust -
        Small Company Growth Portfolio ..................... 215,338                16.529628       3,559,457              68%
                                                             -------                ---------    ------------
                                                                                                 $ 95,318,503
                                                                                                 ============


* The annual return does not include contract charges satisfied by surrendering units.


See accompanying notes to financial statements.

                          Independent Auditors' Report
                          ----------------------------


The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

[THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                     Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                    U.S. Postage
                                                                                     PAID
                                                                                Columbus, Ohio
                                                                                Permit No. 521









Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company